Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) - Level 1 $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2021	$ 841,240
Percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
2021	$ 429,147
Percentage	51.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
2021	$ 350,834
Percentage	42.00%
Other
Defined Benefit Plan Disclosure [Line Items]
2021	$ 61,259
Percentage	7.00%